Balance Sheets - USD ($)	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash	$ 262	$ 61
Prepaid expenses	8,772	26,250
Total current assets	9,034	26,311
Total assets	9,034	26,311
CURRENT LIABILITIES:
Accounts payable	41,244	29,172
Accrued interest and expenses	198,114	122,825
Note payable	4,963	25,407
Advances from stockholder	200,111	146,357
Convertible notes payable	450,015	450,015
Total current liabilities	894,447	773,776
LONG TERM LIABILITIES:
Promissory note payable	35,000
Total liabilities	929,447	773,776
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' DEFICIT:
Common stock, $0.0001 par value: 100,000,000 shares authorized; 1,172,544 shares issued and outstanding at December 31, 2019 and December 31, 2018	117	117
Additional paid-in capital	143,046	143,046
Accumulated deficit	(1,063,576)	(890,628)
Total stockholders' deficit	(920,413)	(747,465)
Total liabilities and stockholders' deficit	$ 9,034	$ 26,311